PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.6%
Communication Services : 2.4%
11,403
(1)
IAC, Inc.
$ 388,500
0.2
24,042
Omnicom Group, Inc.
1,960,144
1.0
46,105
(1)
Warner Bros
Discovery, Inc.
900,431
0.5
40,420  Warner Music Group
Corp. - Class A
1,376,705
0.7
4,625,780
2.4
Consumer Discretionary : 8.9%
444
(1)
AutoZone, Inc.
1,904,866
1.0
48,478  Bath & Body Works,
Inc.
1,248,793
0.7
23,281
Best Buy Co., Inc.
1,760,509
0.9
11,171  Darden Restaurants,
Inc.
2,126,512
1.1
6,952
Expedia Group, Inc.
1,485,990
0.8
16,295
Genuine Parts Co.
2,258,487
1.2
15,292
(1)
Mohawk Industries,
Inc.
1,971,445
1.0
6,223
Ralph Lauren Corp.
1,951,284
1.0
15,190
Ross Stores, Inc.
2,314,804
1.2
17,022,690
8.9
Consumer Staples : 5.1%
58,822  Albertsons Cos., Inc.
- Class A
1,029,973
0.5
6,829  Constellation Brands,
Inc. - Class A
919,661
0.5
19,166
General Mills, Inc.
966,350
0.5
7,736
Hershey Co.
1,447,019
0.8
54,773
Keurig Dr Pepper, Inc.
1,397,259
0.7
20,253
Kroger Co.
1,365,255
0.7
15,451
(1)
Post Holdings, Inc.
1,660,673
0.9
11,156
(1)
US Foods Holding
Corp.
854,773
0.5
9,640,963
5.1
Energy : 7.3%
44,806
Baker Hughes Co.
2,182,949
1.1
8,090
Cheniere Energy, Inc.
1,900,988
1.0
110,202
Coterra Energy, Inc.
2,606,277
1.4
19,154  Diamondback Energy,
Inc.
2,740,938
1.4
14,545  Marathon Petroleum
Corp.
2,803,403
1.5
26,278
Williams Cos., Inc.
1,664,711
0.9
13,899,266
7.3
Financials : 20.0%
6,520  Ameriprise Financial,
Inc.
3,202,950
1.7
25,984  Arch Capital Group
Ltd.
2,357,528
1.2
72,922
Blue Owl Capital, Inc.
1,234,569
0.6
12,173
Brown & Brown, Inc.
1,141,706
0.6
41,440  Columbia Banking
System, Inc.
1,066,666
0.6
50,918  Fidelity National
Information Services,
Inc.
3,357,533
1.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
54,358
Fifth Third Bancorp
$ 2,421,649
1.3
1,279  First Citizens
BancShares, Inc.
- Class A
2,288,336
1.2
14,399  Hartford Financial
Services Group, Inc.
1,920,683
1.0
30,504
Loews Corp.
3,062,296
1.6
12,559
M&T Bank Corp.
2,481,910
1.3
81,549  MGIC Investment
Corp.
2,313,545
1.2
21,785  Raymond James
Financial, Inc.
3,760,091
2.0
84,095  Regions Financial
Corp.
2,217,585
1.2
33,078
State Street Corp.
3,837,379
2.0
17,552
W.R. Berkley Corp.
1,344,834
0.7
38,009,260
20.0
Health Care : 10.1%
9,215  AmerisourceBergen
Corp.
2,879,964
1.5
2,087
Chemed Corp.
934,433
0.5
32,197  GE HealthCare
Technologies, Inc.
2,417,995
1.3
33,178
(1)
Globus Medical, Inc.
- Class A
1,900,104
1.0
25,784
(1)
Henry Schein, Inc.
1,711,284
0.9
4,643
Humana, Inc.
1,207,969
0.6
14,067
(1)
IQVIA Holdings, Inc.
2,671,886
1.4
15,245
(1)
Jazz Pharmaceuticals
PLC
2,009,291
1.1
18,432
Quest Diagnostics, Inc.
3,512,771
1.8
19,245,697
10.1
Industrials : 14.3%
5,588
Acuity Brands, Inc.
1,924,451
1.0
13,994
AMETEK, Inc.
2,630,872
1.4
2,284
Carlisle Cos., Inc.
751,345
0.4
16,622
Delta Air Lines, Inc.
943,298
0.5
12,242
Dover Corp.
2,042,333
1.1
5,022
Hubbell, Inc.
2,161,017
1.1
27,795
Ingersoll Rand, Inc.
2,296,423
1.2
10,445
ITT, Inc.
1,867,148
1.0
14,204  JB Hunt Transport
Services, Inc.
1,905,751
1.0
6,881  Lincoln Electric
Holdings, Inc.
1,622,746
0.8
12,155
Masco Corp.
855,590
0.4
13,047
(1)
Middleby Corp.
1,734,338
0.9
3,396
Nordson Corp.
770,722
0.4
5,318
Owens Corning
752,284
0.4
17,353
(1)
Parsons Corp.
1,438,911
0.8
7,020  UL Solutions, Inc.
- Class A
497,437
0.3
17,919
Veralto Corp.
1,910,345
1.0
4,245
Woodward, Inc.
1,072,754
0.6
27,177,765
14.3
Information Technology : 7.6%
14,926
CDW Corp.
2,377,413
1.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
VY
®
JPMorgan
Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
10,495
(1)
GoDaddy, Inc. - Class
A
$ 1,436,031
0.8
2,669
Jabil, Inc.
579,627
0.3
33,501
(1)
ON Semiconductor
Corp.
1,651,934
0.9
16,269
TD SYNNEX Corp.
2,664,049
1.4
3,946
(1)
Teledyne Technologies,
Inc.
2,312,514
1.2
7,131
Western Digital Corp.
856,148
0.4
7,534
(1)
Zebra Technologies
Corp. - Class A
2,238,803
1.2
5,639
(1)
Zoom Video
Communications, Inc.
- Class A
465,218
0.2
14,581,737
7.6
Materials : 7.5%
17,721
Alcoa Corp.
582,844
0.3
23,348
Ball Corp.
1,177,206
0.6
9,801
Crown Holdings, Inc.
946,678
0.5
12,488  DuPont de Nemours,
Inc.
972,815
0.5
18,685  Freeport-McMoRan,
Inc.
732,826
0.4
42,970  Graphic Packaging
Holding Co.
840,923
0.4
35,292
International Paper Co.
1,637,549
0.9
3,533  Martin Marietta
Materials, Inc.
2,226,779
1.2
6,619  Packaging Corp. of
America
1,442,479
0.7
14,288
RPM International, Inc.
1,684,269
0.9
47,007
Silgan Holdings, Inc.
2,021,771
1.1
14,266,139
7.5
Real Estate : 8.4%
11,030  AvalonBay
Communities, Inc.
2,130,665
1.1
99,039  Healthpeak Properties,
Inc.
1,896,597
1.0
80,679  Host Hotels & Resorts,
Inc.
1,373,157
0.7
7,420
Public Storage
2,143,267
1.2
33,150  Regency Centers
Corp.
2,416,635
1.3
8,054  SBA Communications
Corp.
1,557,241
0.8
12,307  Simon Property Group,
Inc.
2,309,655
1.2
84,326
Weyerhaeuser Co.
2,090,441
1.1
15,917,658
8.4
Utilities : 8.0%
34,512
CMS Energy Corp.
2,528,349
1.3
30,342
Essential Utilities, Inc.
1,210,646
0.6
57,609
NiSource, Inc.
2,494,470
1.3
94,314
PG&E Corp.
1,422,255
0.8
14,036
Sempra Energy
1,262,959
0.7
24,623  WEC Energy Group,
Inc.
2,821,550
1.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
42,923
Xcel Energy, Inc.
$ 3,461,740
1.8
15,201,969
8.0
Total Common Stock
(Cost $155,595,889)
189,588,924
99.6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Mutual Funds : 0.7%
1,367,923
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $1,367,923) $ 1,367,923 0.7
Total Short-Term
Investments
(Cost $1,367,923)
1,367,923
0.7
Total Investments in
Securities
(Cost $156,963,812) $ 190,956,847 100.3
Liabilities in Excess
of Other Assets (514,476) (0.3)
Net Assets $ 190,442,371 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
VY
®
JPMorgan
Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 189,588,924 $ — $ — $ 189,588,924
Short-Term Investments 1,367,923 — — 1,367,923
Total Investments, at fair value $ 190,956,847 $ — $ — $ 190,956,847
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 39,002,090
Gross Unrealized Depreciation (5,009,055)
Net Unrealized Appreciation $ 33,993,035